Convertible Redeemable Preferred Shares (Details) - Schedule of carrying amounts of convertible redeemable preferred shares - Convertible Redeemable Preferred Shares [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Convertible Redeemable Preferred Shares (Details) - Schedule of carrying amounts of convertible redeemable preferred shares [Line Items]
Balance at beginning of the year	$ 68,862
Issuance of Series E Preferred Shares	6,300
Beneficiary conversion feature of Series E Preferred Shares	(3,258)
Change in redemption value	6,956
Conversion to ordinary shares	(78,860)
Balance at end of the year